UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21899

Morgan Stanley Institutional Strategies Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-296-6990

Date of fiscal year end:	September 30, 2008

Date of reporting period:	December 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Strategies Fund

Portfolio of Investments  December 31, 2007 (unaudited)

NUMBER OF
SHARES			VALUE
	Common Stocks (105.6%)
	Investment Trusts/Mutual Funds
23,588	Morgan Stanley Institutional Active International Allocation Portfolio (Class A)		$375,524
16,860	Morgan Stanley Institutional Large Cap Relative Value Portfolio (Class A)		396,863
33,462	Morgan Stanley Institutional U.S. Large Cap Growth Portfolio (Class A)		416,451

	Total Investments (Cost $1,046,888) (a)	105.6%	1,188,838
	Liabilities in Excess of Other Assets	(5.6)	(63,268)
	Net Assets	100.0%	$1,125,570

(a)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Strategies Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008